                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2002

Check Here if Amendment / /; Amendment Number:
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
   Address:      865 South Figueroa Street, Suite 700
                 Los Angeles, CA 90017

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kashif F. Sheikh
Title:   Managing Director
Phone:   (213) 891-6339

Signature, Place, and Date of Signing:

   /s/ Kashif F. Sheikh               Los Angeles, CA
   -------------------------------   -----------------       --------
           [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                          Title of               Value               Investment   Other     Voting
Name of Issuer                             Class       Cusip    (x$1000)    Shares   Discretion  Managers  Authority
--------------------------              -----------  ---------  --------  ---------  ----------  --------  ---------

AIRTRAN HOLDINGS INC                    Common       00949P108     7,972  2,044,000      Sole       None     Sole
ALLERGAN INC                            Common       018490102     3,009     52,200      Sole       None     Sole
APEX MORTGAGE CAPITAL                   Common       037564101       337     51,666      Sole       None     Sole
BOEING CORPORATION                      Common       097023105     5,176    156,900      Sole       None     Sole
CAPITAL AUTOMOTIVE REIT                 Common       139733109       201      8,500      Sole       None     Sole
COMPUGEN LTD                            Common       M25722105       217    122,825      Sole       None     Sole
CSX CORP                                Common       126408103       815     28,800      Sole       None     Sole
DELPHI FINANCIAL GROUP,                 Common       247131105    16,843    443,704      Sole       None     Sole
EDISON SCHOOLS INC                      Common       281033100       568    350,800      Sole       None     Sole
EXELIXIS INC                            Common       30161Q104       160     20,000      Sole       None     Sole
FLEXTRONICS INTL LTD                    Common       Y2573F102     3,817    466,000      Sole       None     Sole
FREEPORT MCMORAN COPPER GOLD CL B       Common       35671D857     1,589     94,565      Sole       None     Sole
FUELCELL ENERGY INC                     Common       35952H106     1,160    177,000      Sole       None     Sole
HILTON HOTELS                           Common       432848109     9,792    771,000      Sole       None     Sole
IMPAX LABORATORIES INC                  Common       45256B101       930    231,800      Sole       None     Sole
INTEGRATED DEFENSE INC                  Common       45819B101       954     65,100      Sole       None     Sole
INVESTORS FINANCIAL SERVICES CORP       Common       461915100    98,077  3,580,764      Sole       None     Sole
LOCKHEED MARTIN CORP                    Common       539830109    15,743    272,600      Sole       None     Sole
MCMORAN EXPLORATION  CO                 Common       582411104        66     12,895      Sole       None     Sole
NOKIA CORP                              Common       654902204       191     12,300      Sole       None     Sole
OCULAR SCIENCES INC                     Common       675744106     1,552    100,000      Sole       None     Sole
PROBUSINESS SERVICES INC                Common       742674104     6,674    667,367      Sole       None     Sole
RF MICRODEVICES INC                     Common       749941100       114     15,600      Sole       None     Sole
SEI INVESTMENTS CO                      Common       784117103     2,569     94,500      Sole       None     Sole
STRATUS PROPERTIES INC                  Common       863167201       853     92,755      Sole       None     Sole
SYNTROLEUM CORP                         Common       871630109    10,301  5,954,144      Sole       None     Sole
TIFFANY & CO                            Common       886547108       528     22,100      Sole       None     Sole
WILLIS GROUP HOLDINGS LTD               Common       G96655108       255      8,900      Sole       None     Sole

                                                                --------
                                                                 190,463
                                                                --------

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      NONE

Form 13F Information Table Entry Total:                   28

Form 13F Information Table Value Total:              190,463
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------

    [Repeat as necessary.]